Subsidiary Guarantors (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Operating revenues
Oil and gas sales	$ 99,707	$ 68,625	$ 303,370	$ 188,184
Other revenues	639	226	1,610	673
Total operating revenues	100,346	68,851	304,980	188,857
Operating costs and expenses
Lease operating	11,244	7,761	33,635	19,308
Production taxes	4,983	3,469	14,919	9,103
Exploration	266	853	3,278	1,458
Depletion, depreciation and amortization	47,965	30,529	130,521	82,552
Accretion of discount	206	170	573	434
General and administrative (including non-cash compensation expense)	6,925	13,974	18,723	25,611
Total operating expenses	71,589	56,756	201,649	138,466
Operating income	28,757	12,095	103,331	50,391
Other income (expense)
Interest expense	(11,849)	(7,148)	(34,659)	(23,427)
Net gain (loss) on commodity derivatives	41,163	(20,728)	(9,785)	4,444
Gain (loss) on sales of assets	30	(55)	97	(30)
Other income (expense), net	29,344	(27,931)	(44,347)	(19,013)
Income (loss) before income tax	58,101	(15,836)	58,984	31,378
Income tax provision expense (benefit)	5,871	(344)	6,550	(93)
Net income (loss)	52,230	(15,492)	52,434	31,471
Net income (loss) attributable to non-controlling interests	42,701	(14,623)	42,879	32,340
Net income (loss) attributable to controlling interests	9,529	(869)	9,555	(869)
Eliminations
Other income (expense)
Equity interest in Income	(14,726)	1,244	(14,950)	1,244
Net income (loss)	(14,726)	1,244	(14,950)	1,244
Net income (loss) attributable to non-controlling interests	42,701	(14,623)	42,879	32,340
JEI (Parent)
Other income (expense)
Equity interest in Income	14,726	(1,244)	14,950	(1,244)
Income tax provision expense (benefit)	5,197	(375)	5,395	(375)
Net income (loss)	9,529	(869)	9,555	(869)
Net income (loss) attributable to controlling interests	9,529	(869)	9,555	(869)
Issuers
Operating revenues
Other revenues	336		862
Total operating revenues	336		862
Operating costs and expenses
General and administrative (including non-cash compensation expense)	1,097	909	3,403	2,365
Total operating expenses	1,097	909	3,403	2,365
Operating income	(761)	(909)	(2,541)	(2,365)
Other income (expense)
Interest expense	(11,028)	(6,879)	(33,662)	(22,712)
Net gain (loss) on commodity derivatives	41,163	(20,728)	(9,785)	4,444
Other income (expense), net	30,135	(27,607)	(43,447)	(18,268)
Income (loss) before income tax	29,374	(28,516)	(45,988)	(20,633)
Income tax provision expense (benefit)	674	31	1,155	282
Net income (loss)	28,700	(28,547)	(47,143)	(20,915)
Guarantor Subsidiaries
Operating revenues
Oil and gas sales	99,707	68,625	303,370	188,184
Other revenues	303	226	748	673
Total operating revenues	100,010	68,851	304,118	188,857
Operating costs and expenses
Lease operating	11,244	7,761	33,635	19,308
Production taxes	4,983	3,469	14,919	9,103
Exploration	266	853	3,278	1,458
Depletion, depreciation and amortization	47,942	30,521	130,453	82,484
Accretion of discount	206	170	573	434
General and administrative (including non-cash compensation expense)	5,806	13,035	15,253	22,984
Total operating expenses	70,447	55,809	198,111	135,771
Operating income	29,563	13,042	106,007	53,086
Other income (expense)
Interest expense	(821)	(269)	(997)	(715)
Gain (loss) on sales of assets	30	(55)	97	(30)
Other income (expense), net	(791)	(324)	(900)	(745)
Income (loss) before income tax	28,772	12,718	105,107	52,341
Net income (loss)	28,772	12,718	105,107	52,341
Non-Guarantor Subsidiaries
Operating costs and expenses
Depletion, depreciation and amortization	23	8	68	68
General and administrative (including non-cash compensation expense)	22	30	67	262
Total operating expenses	45	38	135	330
Operating income	(45)	(38)	(135)	(330)
Other income (expense)
Income (loss) before income tax	(45)	(38)	(135)	(330)
Net income (loss)	$ (45)	$ (38)	$ (135)	$ (330)